Pre-IPO Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Pre-IPO Preferred Shares
Schedule of Pre-IPO Preferred Shares activities

	Pre-IPO Series A Preferred Shares		Pre-IPO Series A+ Preferred Shares		Pre-IPO Series B Preferred Shares		Pre-IPO Series C Preferred Shares		Pre-IPO Series C1 Preferred Shares		Pre-IPO Series C2 Preferred Shares		Pre-IPO Series D1 Preferred Shares		Pre-IPO Series D2 Preferred Shares		Total Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043
Accretion to Pre-IPO Preferred Shares redemption value	—	242	—	1,448	—	5,328	—	13,633	—	23,024	—	578	—	9,124	—	11,228	—	64,605
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	—	—	—	—	—	—	—	—	(1,104,535)	(38,007)	—	—	—	—	—	—	(1,104,535)	(38,007)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	(7,078,502)	(16,867)	(14,643,281)	(87,129)	(22,794,876)	(330,887)	(27,996,184)	(810,988)	(41,480,769)	(1,427,368)	(954,605)	(37,341)	(13,101,189)	(595,509)	(13,759,564)	(735,552)	(141,808,970)	(4,041,641)

Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—